Fulbright & Jaworski L.L.P.
A Registered Limited Liability Partnership
666 Fifth Avenue, 31st Floor
New York, New York 10103-3198
www.fulbright.com

jdaniels@fulbright.com direct dial: (212) 318-3322	telephone: (212) 318-3000 facsimile: (212) 318-3400
September 15, 2008
VIA EDGAR AND FEDERAL EXPRESS
Ms. Jennifer Hardy
Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549-3561
Re:	Mistras Group, Inc. Registration Statement on Form S-1 Filed June 10, 2008 File No. 333-151559
Dear Ms. Hardy:
On behalf of Mistras Group, Inc. (the “Registrant”), we hereby submit to you Amendment No. 2 (“Amendment No. 2”) to the Registrant’s above-referenced Registration Statement on Form S-1 (the “Registration Statement”), reflecting changes made in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter of Jennifer Hardy dated September 5, 2008 to Sotirios J. Vahaviolos, Ph.D., pertaining to Amendment No. 1 to the Registration Statement.
All responses to the Staff’s comments set forth in this letter are submitted on behalf of the Registrant at its request. All responses to the accounting comments were prepared by the Registrant in consultation with its independent auditors. To facilitate your review, we have set forth in this letter each of the Staff’s comments with the Registrant’s corresponding response below. We have marked the enclosed Amendment No. 2 to show changes and all references to page numbers below pertain to the page numbers in the marked version of Amendment No. 2 submitted herewith.
Summary, page 1
1.	We note your response to prior comment 5. In the event that executive officers and directors do take part in the resale, please disclose that and identify them in this section.

Response: The Registrant has further revised the disclosure in accordance with the Staff’s comment. Please see page 6 of Amendment No. 2.
Austin · Beijing · Dallas · Denver · Dubai · Hong Kong · Houston · London · Los Angeles · Minneapolis
Munich · New York · Riyadh · San Antonio · St. Louis · Washington DC

Ms. Jennifer Hardy
U.S. Securities and Exchange Commission
Division of Corporation Finance
September 15, 2008

Consolidated Results of Operations, page 39
2.	We note your updated disclosures in response to our prior comment 15; however, there continues to be discussions where you cite multiple factors for changes in your results but do not quantify those individual factors. For instance, within your Software and Products segment discussion on page 44 you indicate that segment revenue increased due to increased sales of your Plant Condition Management System enterprise software, product sales to your international segment for resale and sales of your new products but you do not quantify each of these factors. Additionally, within your International segment discussion of revenues on page 45 you indicate that the increase in revenues results from various factors which both increased and offset those increases, but you do not quantify the impact of each of those factors. Please further enhance your disclosures to quantify the impact of each factor you have identified.

Response: The Registrant has further revised the disclosure in accordance with the Staff’s comment. Please see pages 39, 43, 44 and 45 of Amendment No. 2.
Liquidity and Capital Resources
Cash Balance and Credit Facility Borrowings, page 46
3.	We note that you will fax to us the information that you indicated would provided under a separate cover. Upon our review of that information we may have further comments.

Response: The Registrant respectfully refers the Staff to our letter, dated September 4, 2008, containing the information we indicated would be provided under separate cover.
Business, page 54
4.	Please identify any customers who accounted for 10% or more of your revenues pursuant to Item 101(c)(1)(vii) of Regulation S-K.

Response: The Registrant respectfully advises the Staff that the only customer who accounted for an aggregate amount equal to 10% or more of the Registrant’s revenues during each of the last three fiscal years was the various divisions or business units of BP when taken together as a single customer. The Registrant discloses the percentages of its revenues attributable to various divisions or business units of BP during each of such fiscal years in the “Risk Factors” section and the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section on page 11 and 67 of Amendment No. 2, respectively. The Registrant has revised its disclosure on page 55 of Amendment No. 2 in order to clarify that no other customer accounted for an amount equal to 10% or more of the Registrant’s revenues during any of the Registrant’s last three fiscal years.

Ms. Jennifer Hardy
U.S. Securities and Exchange Commission
Division of Corporation Finance
September 15, 2008

Compensation Discussion and Analysis, page 76
5.	Please disclose and quantify what financial performance of the respective groups the bonuses of named executive officers other than Dr. Vahaviolos and Mr. Peterik were based upon. Currently, it is not clear what the bonuses for these other officers are based on. Please also disclose any targets for customer base growth, customer retention and acquisitions. Otherwise, please disclose how you evaluate this information in connection with bonuses.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page 77 of Amendment No. 2.
Acquisition of Envirocoustics A.B.E.E., page 83
6.	We note your response to prior comment 22 from our letter dated July 9, 2008. Please more clearly demonstrate to us how you determined that the effect of the adjustments to properly account for the transaction of entities under common control is immaterial. Specifically address why the effect is to increase property plant and equipment, goodwill and the value of the preferred shares.

Response: The Registrant supplementally advises the Staff that at the time of the acquisition of Envirocoustics A.B.E.E. (“Envirocoustics”), the book value of the net assets acquired exceeded the purchase price by $241,000. The Registrant reviewed the fair values of the assets on a held for use basis and determined that the assets were not impaired. In accordance with SFAS 141, paragraphs 44 through 46, the Registrant reduced the carrying value of the acquired property, plant and equipment for this excess of $241,000.

The acquisition of Envirocoustics was negotiated and approved by the Registrant’s board of directors in December 2006. However, because of certain legal requirements in Greece, the transaction did not close until April 2007. Because the valuations of Envirocoustics and the class B preferred stock issued by the Registrant in the acquisition were carefully determined by its board of directors (including at least 3 persons highly qualified to value companies and preferred shares), it accounted for the acquisition by reducing the carrying value of Envirocoustics’ noncurrent assets. If the Registrant had instead recorded a capital contribution for the “excess value” received by the Registrant, property, plant and equipment and preferred stock would have been $241,000 higher as of May 31, 2007. Also, depreciation expense would have been $48,000 higher for the year ended May 31, 2008. The Registrant has determined that, if it had instead recorded a capital contribution for the “excess value,” any required adjustments would not have been material.
Notes to the Consolidated Financial Statements
2. Summary of Significant Accounting Policies — Revenue Recognition, page F-9
7.	With reference to your last statement under the caption, Software, please clarify what you mean by “...the Company applies the rules as noted above.” We assume you are referring to your accounting for multiple-element arrangements as discussed below your current discussion. Please revise to clarify.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page F-9 of Amendment No. 2.
8.	We note your revised disclosure under the caption, Products, which indicates that product sales are recognized when risk of loss and title pass to the customer, which is generally upon delivery. Please identify the situations in which you recognize revenue other than at delivery and quantify the related amount of revenue recognized for each period presented.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page F-9 of Amendment No. 2.
8. Acquisitions, page F-16
9.	Please provide the pro forma financial information required by paragraph 54 of SFAS 141 or clarify for readers that the pro forma impact is not material.

Ms. Jennifer Hardy
U.S. Securities and Exchange Commission
Division of Corporation Finance
September 15, 2008

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page F-17 of Amendment No. 2.
14. Commitments and Contingencies — Litigation, page F-22
10.	We note your disclosures on pages 11 and 16 that certain Conam incidents have resulted in material legal fees and will likely result in certain fines. Please discuss these incidents herein in the context of SFAS 5, including providing the disclosures required by paragraphs 9 and 10 of SFAS 5.
Response: The Registrant has further revised the disclosure to reflect that: (a) it has been advised Conam is not a current defendant in the lawsuit brought by private parties, (b) the Massachusetts Attorney General has advised that it intends to dismiss its lawsuit against Conam, and (c) the Registrant was not required to pay a fine in connection with the radiation exposure incident investigated in January 2007. Please see page F-11 and F-16 of Amendment No. 2. Accordingly, the Registrant believes that no change is required to the litigation disclosure under “Note 14. Commitments and Contingencies — Litigation.”
17. Preferred Stock, page F-25
11.	We note your updated disclosure on page F-26 indicating that Class B preferred share redemption price was based on the Class B IRR Amount through May 31, 2007 and the Class A preferred share redemption price based on the Class A IRR Amount through May 31, 2007. Please expand your disclosures to clearly indicate how the redemption price was determined subsequent to May 31, 2007. In this regard, we assume that redemption price subsequent to May 31, 2007 was based on fair value. Accordingly, please also expand your disclosures to indicate how you determined the fair value of each class of preferred stock and address why there appears to be such a significant difference in the fair values of the Class A and Class B preferred shares as of May 31, 2008. Your discussion of fair value should address the fact that both the Class A and Class B preferred shares are convertible into common stock on a one for one basis and will be converted upon your IPO.

Response: The Registrant has revised the disclosure in accordance with the Staff’s comment. Please see page F-26 of Amendment No. 2.

Ms. Jennifer Hardy
U.S. Securities and Exchange Commission
Division of Corporation Finance
September 15, 2008

If you have any comments or questions to the foregoing responses or referenced revisions, please feel free to contact Sheldon Nussbaum at (212) 318-3254 or the undersigned at (212) 318-3322.
Very truly yours,
/s/ Joseph F. Daniels
Joseph F. Daniels
Enclosure
cc:	Melinda Hooker, Staff Accountant Craig Slivka, Staff Attorney Sotirios J. Vahaviolos, Mistras Group, Inc. Pete Peterik, Mistras Group, Inc. Andrew C. Freedman Sheldon G. Nussbaum Donald G. Ainscow